Other Current Liabilities	6 Months Ended
Jun. 30, 2021
Xos, Inc. [Member]
Other Current Liabilities [Line Items]
Other Current Liabilities

Note 9. Other Current Liabilities

Other current liabilities consisted of the following at June 30, 2021 and December 30, 2020 (in thousands):

	June 30, 2021	December 31, 2020
Customer deposits	$1,464	$1,837
Accrued expenses	1,461	468
Accrued interest	—	2,453
Others	326	384
Total other current liabilities	$3,251	$5,142